Cover	Mar. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	IMMERSION CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38334
Entity Tax Identification Number	94-3180138
Entity Address, Address Line One	2999 N.E. 191st Street, Suite 610
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	408
Local Phone Number	467-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001058811
Amendment Flag	false
Document Information [Line Items]
Entity Registrant Name	IMMERSION CORPORATION
Document Period End Date	Mar. 03, 2022
Entity Addresses [Line Items]
Entity Address, Address Line One	2999 N.E. 191st Street, Suite 610
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	IMMR
Security Exchange Name	NASDAQ
Series B
Document Information [Line Items]
Title of 12(b) Security	Series B Junior Participating Preferred Stock Purchase Rights
Trading Symbol	IMMR
Security Exchange Name	NASDAQ